Note 13 - Senior Debt and Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Debt [Table Text Block]
	Principal	Unamortized Debt Issuance Costs	Net
6.5% subordinated notes, due December 31, 2028	$8,000	$-	$8,000
11.0% senior notes, due March 1, 2028	$9,750	$371	$9,379
11.0% senior notes, due March 1, 2028	$250	$10	$240